Borrowings - Revolving Facility (Details) - The Revolving Facility - CAD ($)	Mar. 31, 2024	Apr. 02, 2023	Feb. 24, 2020
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 467,500,000
Line of credit facility, increase in credit facility commitments			$ 517,500,000
Line of credit facility, repayment		$ 0
Line of credit facility, interest and administrative fees, outstanding	$ 0	0
Line of credit facility, unused borrowing capacity	203,700,000	238,400,000
Line of credit facility, credit commitment	25,000,000
Line of credit facility, credit sub-commitment	5,000,000
Line of credit facility, swingline commitment	25,000,000
Deferred financing charges | Other noncurrent liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	1,000,000	500,000
Letters of credit outstanding
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,500,000	$ 1,800,000